Property, Plant and Equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Book value of the collateral	R$ 2,057,711	R$ 2,962,816
Land [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/tax/civil
Book value of the collateral	R$ 62,144	87,530
Buildings [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/tax
Book value of the collateral	R$ 947,286	1,395,846
Machinery [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/labor/tax/civil
Book value of the collateral	R$ 1,036,448	1,464,229
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/tax
Book value of the collateral	R$ 11,751	15,102
Vehicles [member]
IfrsStatementLineItems [Line Items]
Type of collateral	Financial/tax
Book value of the collateral	R$ 82	R$ 109